Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 420	$ 58	¥ 2,369	¥ 7,660
Purchases of services provided by related parties	8,219	1,130	399	659
Short-term lease and comprehensive revenue services from related parties	11,100	1,523	4,110	91
Loans to related parties			4,763	122
Disposal subsidiary	339		(1,956)
Jiaxin Travel
Related Party Transaction [Line Items]
Services provided to related parties	7	1	1,153
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Services provided to related parties		0	884	7,381
Purchases of services provided by related parties	6,593	907	253	127
Dangdai
Related Party Transaction [Line Items]
Services provided to related parties	413	57	246	124
Short-term lease and comprehensive revenue services from related parties	4,300	590	3,025
Loans to related parties	0	0	3,785	122
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Services provided to related parties		0	56	155
Purchases of services provided by related parties	94	13	146	532
Bole
Related Party Transaction [Line Items]
Services provided to related parties		0	30
Short-term lease and comprehensive revenue services from related parties	2,800	384	1,085
Loans to related parties	0	0	300
Changning FSTS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	1,800	247
Minhang FSCS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	600	82
Xinhao Consulting
Related Party Transaction [Line Items]
Purchases of services provided by related parties	300	41
Xuhui FSTS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	1,600	220
Wuyuan Tourism
Related Party Transaction [Line Items]
Purchases of services provided by related parties	1,232	169
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	0			¥ 91
Non-controlling Interest Shareholders of Subsidiaries
Related Party Transaction [Line Items]
Loans to related parties	0	0	583
Others
Related Party Transaction [Line Items]
Loans to related parties	¥ 0	$ 0	¥ 95